Annual Total Returns (Vanguard Target Retirement 2060 Fund - Investor Shares Retail) (Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2060 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Annual Total Return
2014	7.16%
2013	24.35%